Segment Information (Tables)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	IP Licensing	Consumer Products	Corporate	Consolidated Total
External Revenue	45,809	17,830	-	63,639
CoGS	-	29,750	-	29,750
Operating Expenses	360,256	120,935	1,482,162	1,963,354
Segment Loss	(314,447)	(132,856)	(1,482,162)	(1,929,465)
Total Assets	62,827	69,030	2,728,321	2,860,178

		Alternative
	Oil and Gas	Health Products	Corporate	Total
	$	$	$	$
Revenue	48,918	14,702	-	63,620
Operation expenses	-	349,093	1,618,996	1,968,089
Total assets	-	214,632	497,090	711,722